UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22608

                                       Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS—1.2%

California—0.7%
San Diego Tobacco Settlement Revenue Funding Corp. Bond Taxable 7.125%, 6/1/32	$689	$664
State of California Build America Bond Taxable 7.500%, 4/1/34	570	769

		1,433

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700	761

Puerto Rico—0.1%
Commonwealth of Puerto Rico Taxable Series A, 8.000%, 7/1/35	315	294

TOTAL MUNICIPAL BONDS (Identified Cost $2,328)		2,488
FOREIGN GOVERNMENT SECURITIES—14.2%

Argentine Republic 8.280%, 12/31/33	2,341	1,865
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)	570	399
7.650%, 4/21/25	125	84
Commonwealth of Australia Series 125 6.250%, 6/15/14	1,165AUD	1,089
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	1,400NZD	1,248
Dominican Republic 144A 5.875%, 4/18/24(3)	1,000	998
Federative Republic of Brazil 8.500%, 1/5/24	3,460BRL	1,430
Hungary 5.750%, 11/22/23	352	365
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	795	771
Mongolia 144A 4.125%, 1/5/18(3)	800	728
New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	435AUD	430
Provincia de Neuquen, Argentina 144A 7.875%, 4/26/21(3)	704	700
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	800	803
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,420	1,530
Republic of Iceland 144A 5.875%, 5/11/22(3)	1,180	1,279
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	6,120,000IDR	575
Series FR55, 7.375%, 9/15/16	4,365,000IDR	384
Series FR63, 5.625%, 5/15/23	7,482,000IDR	557

	PAR VALUE	VALUE

Republic of Peru
GDN 144A 7.840%, 8/12/20(3)	$875PEN	$345
RegS 6.900%, 8/12/37(4)	1,700PEN	598
Republic of Poland Series 0414, 5.750%, 4/25/14	9,300PLN	3,083
Republic of Slovak 144A 4.375%, 5/21/22(3)	1,235	1,309
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	1,085	1,138
Republic of Uruguay 4.375%, 12/15/28	25,813UYU(9)	1,186
Russian Federation
144A 7.850%, 3/10/18(3)	55,000RUB	1,544
144A 4.875%, 9/16/23(3)	2,000	1,977
United Mexican States
Series M, 6.000%, 6/18/15	35,100MXN	2,759
Series M, 6.500%, 6/9/22	19,000MXN	1,500
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $32,383)		30,674

MORTGAGE-BACKED SECURITIES—2.6%

Non-Agency—2.6%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	448	448
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	727	789
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	1,000	1,063
07-PW18, AM 6.084%, 6/11/50(2)	1,400	1,587
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1 144A 5.250%, 1/25/43(2)(3)	716	727
JPMorgan Chase (Washington Mutual) Commercial Mortgage Securities Trust 06-SL1, A 144A 4.249%, 11/23/43(2)(3)	85	85
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	820	858
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,484)		5,557

ASSET-BACKED SECURITIES—3.2%

CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450	1,458
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,455	1,557
Drug Royalty LP I 12-1, A2 144A 5.800%, 7/15/24(3)	746	776

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	$461	$464
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	1,310	1,333
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(3)	596	608
Residential Asset Mortgage Trust 04-RZ1, M1 4.320%, 3/25/34(2)	772	768
TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,654)		6,964

CORPORATE BONDS—98.4%

Consumer Discretionary—5.7%
Arcelik AS 144A 5.000%, 4/3/23(3)	470	414
Arcos Dorados Holdings, Inc.
144A 10.250%, 7/13/16(3)	1,115BRL	458
144A 6.625%, 9/27/23(3)	600	615
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	615	597
Boyd Gaming Corp. 9.000%, 7/1/20	325	361
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	960	1,027
144A 6.125%, 7/1/22(3)	215	223
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20	1,000	902
Caesars Entertainment Resort Properties LLC 144A 11.000%, 10/1/21(3)	775	818
Columbus International, Inc. 144A 7.375%, 3/30/21(3)	225	232
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	25	26
144A 4.875%, 11/1/20(3)	710	729
144A 5.375%, 11/1/23(3)	20	21
Grupo Televisa SAB 7.250%, 5/14/43	8,000MXN	494
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	175	174
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	475	515
KOC Holding AS 144A 3.500%, 4/24/20(3)	1,110	1,010
Penn National Gaming, Inc. 144A 5.875%, 11/1/21(3)	395	389
QVC, Inc. 5.125%, 7/2/22	690	716
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	815	799
Toll Brothers Finance Corp. 6.750%, 11/1/19	615	701
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	555	579

		PAR VALUE	VALUE

Consumer Discretionary—(continued)
Wynn Macau Ltd. 144A 5.250%, 10/15/21(3)	$	565	$576

			12,376

Consumer Staples—0.3%
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)		300	282
Elizabeth Arden, Inc. 7.375%, 3/15/21		405	437

			719

Energy—19.3%
Afren plc
144A 10.250%, 4/8/19(3)		651	741
144A 6.625%, 12/9/20(3)		750	765
BreitBurn Energy Partners (BreitBurn Finance Corp.) 7.875%, 4/15/22		570	620
Calumet Specialty Products Partners LP 144A 6.500%, 4/15/21(3)		1,415	1,429
CHC Helicopter SA 9.250%, 10/15/20		1,035	1,130
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)		2,000	2,258
Ecopetrol S.A. 5.875%, 9/18/23		640	699
Energy XXI Gulf Coast, Inc. 144A 7.500%, 12/15/21(3)		805	847
Exterran Partners LP 144A 6.000%, 10/1/22(3)		360	354
Forest Oil Corp. 7.250%, 6/15/19		1,086	957
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)		335	328
Gazprom OAO (Gaz Capital SA)
144A 6.510%, 3/7/22(3)(7)		1,100	1,133
144A 4.950%, 2/6/28(3)(7)		1,300	1,108
GeoPark Latin America Ltd. 144A 7.500%, 2/11/20(3)		1,020	1,061
Gulfmark Offshore, Inc. 6.375%, 3/15/22		1,700	1,768
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)		625	703
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)		300	270
Linn Energy LLC (Linn Energy Finance Corp.) 144A 7.250%, 11/1/19(3)		975	1,021
Lukoil OAO International Finance BV
144A 6.125%, 11/9/20(3)(7)		1,100	1,139
144A 4.563%, 4/24/23(3)		800	732
MEG Energy Corp. 144A 7.000%, 3/31/24(3)		500	530
Memorial Production Partners LP 7.625%, 5/1/21		700	742
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)		2,000	2,040

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	$800	$846
Pacific Rubiales Energy Corp. 144A 7.250%, 12/12/21(3)	965	1,064
Parker Drilling Co.(The) 144A 6.750%, 7/15/22(3)	350	362
Petrobras Global Finance BV 6.250%, 3/17/24	770	793
Petrobras International Finance Co. 6.750%, 1/27/41	3,275	3,174
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,720	1,647
RegS 8.500%, 11/2/17(4)	5,245	4,406
Petroleos Mexicanos 144A 6.375%, 1/23/45(3)	1,500	1,618
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	955	956
Regency Energy Partners LP 5.875%, 3/1/22	910	946
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	675	700
Teekay Corp. 8.500%, 1/15/20	1,000	1,143
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	800	728
Tullow Oil plc 144A 6.000%, 11/1/20(3)	930	949

		41,707

Financials—41.0%
Aircastle Ltd. 5.125%, 3/15/21	1,470	1,472
Akbank TAS 144A 7.500%, 2/5/18(3)	1,145TRY	460
Alfa Bank OJSC (Alfa Bond Issuance plc)
144A 7.500%, 9/26/19(3)(7)	1,100	1,111
144A 7.750%, 4/28/21(3)(7)	925	941
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	2,460	2,583
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750	799
Banco ABC Brasil S.A. 144A 7.875%, 4/8/20(3)	800	841
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	1,750	1,892
Banco Bradesco S.A. 144A 5.750%, 3/1/22(3)(6)	2,000	2,052
Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)	2,000	2,105
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,225	1,271
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860	1,805
Banco do Brasil SA
RegS 5.375%, 1/15/21(4)	525	537
144A 9.250%, 10/31/49(2)(3)(5)(6)	1,425	1,543
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	1,260	1,266

	PAR VALUE	VALUE

Financials—(continued)
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	$600BRL	$244
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,750	1,697
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	1,000	1,035
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	1,900	2,026
Bancolombia S.A. 5.125%, 9/11/22	1,220	1,189
Bank of Baroda 144A 4.875%, 7/23/19(3)	695	714
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745	779
Barclays Bank plc 144A 6.050%, 12/4/17(3)	2,450	2,746
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	2,200	2,197
Brazil Loan Trust 1 144A 5.477%, 7/24/23(3)	1,100	1,116
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	810	807
Chubb Corp. (The) 6.375%, 3/29/67(2)	2,175	2,414
Corp Andina de Fomento 8.125%, 6/4/19	1,000	1,245
CorpGroup Banking S.A. 144A 6.750%, 3/15/23(3)	1,000	985
Country Garden Holdings Co., Ltd. 144A 7.250%, 4/4/21(3)	1,000	933
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(7)	220	214
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	763
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,504
Evergrande Real Estate Group Ltd. 144A 8.750%, 10/30/18(3)	635	595
First Cash Financial Services, Inc. 144A 6.750%, 4/1/21(3)	465	478
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,603
Genworth Holdings, Inc. 4.900%, 8/15/23	1,060	1,112
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	610	674
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	950	1,002
HSBC Finance Corp. 6.676%, 1/15/21	1,900	2,217
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,560	1,681
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	925	961
ING (U.S.), Inc. 5.500%, 7/15/22	1,210	1,357
ING Bank NV 144A 5.000%, 6/9/21(3)	1,000	1,102
International Lease Finance Corp.
3.875%, 4/15/18	195	199
5.875%, 8/15/22	2,310	2,443

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	$900	$906
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	816
Macquarie Group Ltd.
144A 7.625%, 8/13/19(3)	1,000	1,199
144A 6.250%, 1/14/21(3)	325	363
MFB Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	400	424
Morgan Stanley 144A 10.090%, 5/3/17(3)	6,050BRL	2,537
Nomos Bank Via Nomos Capital plc 144A 7.250%, 4/25/18(3)(7)	1,000	990
Nordea Bank AB 144A 4.250%, 9/21/22(3)	2,035	2,053
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,805	1,819
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160	2,376
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,500	2,609
5.625%, 6/15/43(2)(6)	400	408
Resona Bank Ltd. 144A 5.850% (2)(3)(5)(6)	2,050	2,193
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	1,400	1,614
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	850	842
144A 5.100%, 7/25/18(3)(7)	750	731
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	145	148
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(7)	800	746
SLM Corp. 5.500%, 1/25/23	1,515	1,487
Telecom Italia Capital SA 7.175%, 6/18/19	725	831
TMK OAO (TMK Capital) SA 144A 6.750%, 4/3/20(3)(7)	965	847
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,046
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(3)	725	794
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,386
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(7)	725	747

		88,622

	PAR VALUE	VALUE

Health Care—0.3%
Catamaran Corp. 4.750%, 3/15/21	$310	$315
Community Health Systems, Inc. 144A 6.875%, 2/1/22(3)	185	194

		509

Industrials—9.1%
AAR Corp. 7.250%, 1/15/22	710	772
ADT Corp. (The) 144A 6.250%, 10/15/21(3)	920	946
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	374	380
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	855	958
01-1, G 7.100%, 4/2/21	1,553	1,708
Automotores Gildemeister S.A.
144A 8.250%, 5/24/21(3)	690	517
144A 6.750%, 1/15/23(3)	240	163
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	805	804
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	800	868
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(3)	35	41
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	995	1,164
02-1, G-1 6.718%, 1/2/23	792	919
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,081
Embraer S.A. 5.150%, 6/15/22	1,300	1,349
ESAL GmbH 144A 6.250%, 2/5/23(3)	980	931
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	638	686
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	350BRL	129
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	890	924
Spirit AeroSystems, Inc. 144A 5.250%, 3/15/22(3)	220	222
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	919
U.S. Airways Pass-Through-Trust 11-1, A 7.125%, 10/22/23	878	1,021
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	1,923	2,212
07-01, A 6.636%, 7/2/22	883	975

		19,689

Information Technology—3.7%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	1,285	1,282

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
First Data Corp. 11.750%, 8/15/21	$3,790	$3,998
First Data Holdings, Inc. PIK Interest Capitalization, 144A 14.500%, 9/24/19(3)(12)	817	772
Sensata Technologies BV 144A 4.875%, 10/15/23(3)	970	958
SunGard Availability Services Capital, Inc. 144A 8.750%, 4/1/22(3)	570	574
VeriSign, Inc. 4.625%, 5/1/23	475	458

		8,042

Materials—9.7%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,270
Cascades, Inc. 7.875%, 1/15/20	650	699
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	695	804
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	940	951
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	417
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	425	415
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	775	647
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	1,050	1,159
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	1,600	1,776
Hexion U.S. Finance Corp.
8.875%, 2/1/18	730	763
6.625%, 4/15/20	720	749
Ineos Finance plc 144A 8.375%, 2/15/19(3)	1,175	1,303
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	967
Mexichem SAB de C.V. 144A 4.875%, 9/19/22(3)	450	450
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500	1,564
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	2,200	2,068
Tronox Finance LLC 6.375%, 8/15/20	805	831
United States Steel Corp. 6.875%, 4/1/21	965	1,033
Vale Overseas Ltd. 4.375%, 1/11/22	1,315	1,306
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	1,650	1,873

		21,045

Telecommunication Services—6.7%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000MXN	571
Axtel SAB de CV 144A 8.000%, 1/31/20(2)(3)	360	359

	PAR VALUE	VALUE

Telecommunication Services—(continued)
CenturyLink, Inc.
Series V 5.625%, 4/1/20	$965	$1,019
Series S, 6.450%, 6/15/21	1,600	1,728
Cincinnati Bell, Inc. 8.375%, 10/15/20	650	715
Comcel Trust 144A 6.875%, 2/6/24(3)	570	598
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,075	1,153
ENTEL Chile S.A. 144A 4.875%, 10/30/24(3)	415	418
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(6)	955	992
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	250	265
Sprint Corp. 144A 7.250%, 9/15/21(3)	1,000	1,094
T-Mobile USA, Inc.
6.633%, 4/28/21	110	119
6.125%, 1/15/22	450	473
6.836%, 4/28/23	290	312
6.500%, 1/15/24	325	341
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	660	725
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	1,000	1,034
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	750	791
144A 7.250%, 2/15/18(3)	430	455
Windstream Corp. 7.750%, 10/15/20	1,150	1,239

		14,401

Utilities—2.6%
AmeriGas Partners LP 6.750%, 5/20/20	1,200	1,305
Calpine Corp.
144A 6.000%, 1/15/22(3)	50	53
144A 7.875%, 1/15/23(3)	678	760
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,325	1,327
Enel SpA 144A 8.750%, 9/24/73(2)(3)	380	427
Israel Electric Corp Ltd 144A 6.875%, 6/21/23(3)	725	794
NRG Energy, Inc. 7.875%, 5/15/21	925	1,022

		5,688
TOTAL CORPORATE BONDS (Identified Cost $211,084)		212,798
LOAN AGREEMENTS(2)—16.2%

Consumer Discretionary—3.7%
Caesars Entertainment Operating Co., Inc. Tranche B-4, 9.500%, 10/31/16	928	927
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	675	705

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Cengage Learning ACQ, Inc. 0.000%, 3/6/20(8)	$292	$296
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	869	874
EB Sports Corp. 11.500%, 12/31/15	500	499
Granite Broadcasting Corp. Tranche B, First Lien, 6.750%, 5/23/18	454	458
Landry’s, Inc. Tranche B, 4.000%, 4/24/18	1,123	1,131
Marina District Finance Co., Inc. 6.750%, 8/15/18	432	439
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	633	650
Radio One, Inc. Tranche 2011, 7.500%, 3/31/16	1,016	1,043
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	480	491
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	566	553

		8,066

Energy—1.9%
Fieldwood Energy LLC Second Lien, 8.125%, 9/30/20	608	635
FTS International, Inc. 8.500%, 5/6/16	989	1,008
NGPL Pipeco LLC 6.750%, 9/15/17	751	734
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	825	838
Templar Energy LLC Second Lien, 8.000%, 11/25/20	915	926

		4,141

Financials—1.1%
Altisource Solutions S.A.R.L Tranche B, 4.500%, 12/9/20	364	366
Asurion LLC Second Lien, 8.500%, 3/3/21	460	476
Capital Automotive LP Second Lien, 6.000%, 4/30/20	73	75
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,335	1,383

		2,300

Health Care—1.4%
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	270	272
Second Lien, 11.000%, 1/2/19	225	227
Gentiva Health Services, Inc. Tranche B, 6.500%, 10/18/19	635	629
InVentiv Health, Inc. 7.500%, 8/4/16	547	548
MMM Holdings, Inc. 9.750%, 12/12/17	237	239

	PAR VALUE	VALUE
Health Care—(continued)
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	$173	$174
Sheridan Holdings, Inc. Second Lien, 8.250%, 12/20/21	531	547
Surgery Center Holdings, Inc. Second Lien, 9.750%, 4/11/20	342	340

		2,976

Industrials—3.1%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	1,059	1,063
Commercial Barge Line Co. First Lien, 7.500%, 9/22/19	797	800
DynCorp International, Inc. 6.250%, 7/7/16	691	697
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	785	804
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-3, 7.000%, 5/22/18	524	532
Tranche B-4, 6.000%, 8/4/19	150	151
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.) 4.250%, 7/2/18	1,030	1,035
Mirion Technologies, Inc. 5.750%, 3/30/18	730	736
Navistar, Inc. Tranche B, 5.750%, 8/17/17	507	516
SESAC Holding Co. II LLC First Lien, 5.000%, 2/7/19	299	303

		6,637

Information Technology—4.3%
Alcatel-Lucent USA, Inc. 4.500%, 1/30/19	846	852
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	48	49
Blue Coat Systems, Inc.
4.000%, 5/31/19	935	939
Second Lien, 9.500%, 6/26/20	585	608
Deltek, Inc. Second Lien, 10.000%, 10/10/19	777	794
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	575	579
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	857	859
Kronos, Inc. Second Lien, 9.750%, 4/30/20	959	1,000
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	300	308
Mood Media Corp. First Lien, 7.000%, 5/6/18	587	594

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	$480	$484
RP Crown Parent LLC Second Lien, 11.250%, 12/21/19	872	888
Sorenson Communications, Inc. 11.500%, 10/31/14	1,131	1,138
Wall Street Systems Delaware, Inc. Second Lien, 9.250%, 10/25/20	339	342

		9,434

Materials—0.6%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 9.250%, 9/19/14	1,300	1,305

Utilities—0.1%
ExGen Renewables I LLC 5.250%, 2/6/21	190	194

TOTAL LOAN AGREEMENTS (Identified Cost $34,596)		35,053

	SHARES	VALUE
PREFERRED STOCK—3.1%

Financials—3.1%
Citigroup, Inc. Series J, 7.125%	30,800	813
General Electric Capital Corp. Series B, 6.250%(2)	500(10)	535
General Electric Capital Corp. Series C, 5.250%(2)	600(10)	584
JPMorgan Chase & Co., Series Q, 5.150%(2)	960(10)	905
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	890(10)	834
U.S. Bancorp Series G, 6.000%	32,400	889
Wells Fargo & Co. Series K, 7.980%(2)	840(10)	955
Zions Bancorp, 6.950%	47,150	1,247
TOTAL PREFERRED STOCK (Identified Cost $6,744)		6,762
TOTAL LONG TERM INVESTMENTS—138.9% (Identified cost $299,273)		300,296

SHORT-TERM INVESTMENTS—2.4%

Money Market Mutual Funds—2.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	5,252,015	5,252

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,252)	5,252

TOTAL INVESTMENTS—141.3% (Identified Cost $304,525)	305,548(1)

Other assets and liabilities, net—(41.3)%	(89,376)

NET ASSETS—100.0% $	216,172

Abbreviations:
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at March 31, 2014, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $145,460 or 67.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Principal amount is adjusted according to local inflation Index.
(10)	Value shown as par value.
(11)	All or a portion of the security is segregrated as collateral for the line of credit.
(12)	100% of the income received was in cash.

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	45%
Brazil	6
Luxembourg	5
Mexico	4
Chile	3
United Kingdom	3
Venezuela	3
Other	31
Total	100%

† % of total investments as of March 31, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total		Level 2
	Value at	Level 1	Significant
	March 31,	Quoted	Observable
	2014	Prices	Inputs
Debt Securities:
Asset-Backed Securities	$6,964	$—	$6,964
Corporate Bonds	212,798	—	212,798
Foreign Government Securities	30,674	—	30,674
Loan Agreements	35,053	—	35,053
Mortgage-Backed Securities	5,557	—	5,557
Municipal Bonds	2,488	—	2,488
Equity Securities:
Preferred Stock	6,762	2,949	3,813
Short-Term Investments	5,252	5,252	—
Total Investments	$305,548	$8,201	$297,347

There are no Level 3 (significant unobservable inputs) priced securities

There were no transfers between level 1 and level 2 for the period.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2014 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

— Level 1 – quoted prices in active markets for identical securities.

— Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

			Net
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)

$304,530	$8,545	$(7,527)	$1,018

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2014 (Unaudited)

NOTE 3 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/29/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	5/29/14

* Print the name and title of each signing officer under his or her signature.